SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2020
SHARE-BASED COMPENSATION
Summary of the option activity

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding January 1, 2020	14,629,096	5.4	1.7
Exercised	(13,960,096)	5.5	1.6
Options outstanding at June 30, 2020	669,000	5.5	2.9

Options vested and expect to vest at June 30, 2020	669,000	5.5	2.9

Summary of information with respect to stock options outstanding and stock options exercisable

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	669,000	0.8	5.5

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2020	33,357,296	22.4
Granted	100,136	46.8
Vested	(3,611,936)	8.0
Forfeited	(656,248)	8.2

Unvested at June 30, 2020	29,189,248	24.6

Summary of share-based compensation expenses

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Costs of revenue	14,858	34,439
Selling and marketing expenses	14,697	26,124
General and administrative expenses	32,509	71,527
Research and development expenses	870	1,752
Total share-based compensation expenses	62,934	133,842